New Accounting Pronouncements	3 Months Ended
Mar. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements

Note 2. New Accounting Pronouncements

Accounting Pronouncements Adopted in 2023
      In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2023, with no material impact on its consolidated financial statements.